Expense Example - KraneShares Photonic and Optical ETF - KraneShares Photonic and Optical ETF	Jul. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	$ 318